Label	Element	Value
SIMT Tax-Managed Managed Volatility Fund | Class Y Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Tax-Managed Managed Volatility Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Change in Investment Strategy of the Fund

Under the heading titled "Principal Investment Strategies," the following text hereby replaces the third and fourth paragraphs:

The Fund implements the investment recommendations of SIMC and the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

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